Property, plant, and equipment, net (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Subtotal	$ 17,421,368	$ 16,685,407
Construction in progress	5,162,523	5,294,970
Less: accumulated depreciation	(8,749,498)	(7,441,691)
Property, plant and equipment, net	13,834,393	14,538,686
Machinery and Equipment [Member]
Subtotal	9,498,312	9,217,130
Vehicles [Member]
Subtotal	215,198	227,030
Property and Building [Member]
Subtotal	7,621,567	7,139,369
Office Equipment [Member]
Subtotal	$ 86,291	$ 101,878